Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Deposits with SMBC	¥ 77,962,347	¥ 75,113,703
Loans to SMBC	121,716,465	111,891,134
Other assets	8,327,942	6,167,202
Current tax assets	61,175	190,267
Total assets	281,271,637	257,687,038
Liabilities and equity:
Debt securities in issue	14,075,084	11,984,994
Other liabilities	11,025,782	8,703,413
Total liabilities	264,992,539	244,150,073
Other equity instruments holders' equity	1,462,344	765,802
Total equity	16,279,098	13,536,965	¥ 12,781,692	¥ 12,276,150
Total equity and liabilities	281,271,637	257,687,038
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	1,996,118	1,908,637
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,743,786	2,349,114
SMFG [member]
Liabilities and equity:
Debt securities in issue	9,335,180	7,727,243
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	2,408,849	2,007,172
Other assets	291,223	293,522
Current tax assets	22,827	91,048
Total assets	19,750,271	17,049,158
Liabilities and equity:
Long-term borrowings	398,026	355,265
Debt securities in issue	9,961,308	8,280,718
Other liabilities	95,166	67,757
Total liabilities	12,189,263	10,206,279
Shareholders' equity	6,105,493	6,082,226
Other equity instruments holders' equity	1,455,515	760,653
Total equity	7,561,008	6,842,879
Total equity and liabilities	19,750,271	17,049,158
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	309,526	246,977
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	12,104,056	9,796,649
Liabilities and equity:
Short-term borrowings from SMBC	1,707,650	1,487,650
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Liabilities and equity:
Debt securities in issue	¥ 27,113	¥ 14,889